Summary of Significant Accounting Policies - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 14,605	$ 21,520
Accounts receivable, allowances	2,891	2,395
Proceeds from sale of trade receivables	322,509	323,715
Loss from sale of trade receivables	(1,433)	(1,782)
Goodwill impairment charge	0	0	$ 0
Intangible assets impairment charge	0	0	0
Impairment of long lived assets	$ 0	210	7,887
Percentage of deferred matching contribution amount	50.00%
Maximum annual contribution per employee	6.00%
Selling, general and administrative expenses	$ 437,875	398,472	382,131
Research and development costs	$ 2,442	2,876	2,075
Maximum percentage on gross earnings, voluntary amount	8.00%
Employer matching contribution	100.00%
Maximum percentage of employee compensation	2.00%
Self Insurance Reserve, Liability Per occurrence	$ 250
Self Insurance Reserve, General Liability Per Occurrence	500
Retirement benefit costs	$ 4,218	$ 3,343	2,725
Share price	$ 1,647.13	$ 1,315.00
Inventory valuation charge	$ 32,026
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life, property plant and equipment	2 years
Estimated useful life, intangible assets	5 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life, property plant and equipment	15 years
Estimated useful life, intangible assets	20 years
Non-United States based operations
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 8,219	$ 9,279
Shipping and handling
Property, Plant and Equipment [Line Items]
Selling, general and administrative expenses	$ 60,991	$ 50,891	$ 47,713
United States
Property, Plant and Equipment [Line Items]
Percentage of long-lived assets	95.00%